Loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of net loss per share
Schedule of net loss per share
	Three Months Ended June 30, 2023	Six Months Ended June 30, 2023
Numerator:
Net loss	$(22,817)	$(32,268)
Less: Net loss attributable to non-controlling interests	(9,615)	(15,937)
Net loss attributable to Rubicon Technologies, Inc	$(13,202)	$(16,331)

Denominator:
Weighted average shares of Class A Common Stock outstanding – Basic and diluted	106,211,259	82,943,357

Net loss per share attributable to Class A Common Stock – Basic and diluted	$(0.12)	$(0.20)

Schedule of net loss per share
Numerator:
Net loss for the period from August 15, 2022 through December 31, 2022	$(52,774)
Less: Net loss attributable to non-controlling interests for the period from August 15, 2022 through December 31, 2022	(22,621)
Net loss for the period from August 15, 2022 through December 31, 2022 attributable to Rubicon Technologies, Inc. – Basic and diluted	$(30,153)

Denominator:
Weighted average shares of Class A Common Stock outstanding – Basic and diluted	49,885,394

Net loss per share attributable to Class A Common Stock – Basic and diluted	$(0.60)